Summary of Net Deferred Tax Liability (Detail) - CAD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Deferred tax liability:
Property, plant and equipment and intangibles	$ 358,170	$ 364,278
Debt issue costs	928	1,303
Partnership deferrals	0	21,768
Other	6,741	6,284
Deferred income tax liability	365,839	393,633
Offsetting of assets and liabilities	(292,324)	(364,687)
Deferred tax liabilities	73,515	28,946
Deferred tax assets:
Losses (expire from time to time up to 2042)	332,192	318,967
Long-term incentive plan	21,770	36,542
Other	12,024	9,633
Deferred income tax asset	365,986	365,142
Offsetting of assets and liabilities	(292,324)	(364,687)
Deferred tax assets	73,662	455
Net deferred tax liability (asset)	$ (147)	$ 28,491	$ 11,352